Equity Transactions (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 06, 2019	Jan. 08, 2019	Feb. 29, 2020	Aug. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2019	Mar. 15, 2019	Feb. 08, 2019	Jan. 25, 2019
Common stock, par value							$ .001		$ .001	$ .001
Additional paid-in capital							$ 28,117,978		$ 28,172,146	$ 3,566,339
Accumulated deficit							(39,815,966)		(37,362,531)	(9,296,408)
Non-controlling interest							(370,132)		(370,132)	$ (370,132)
Debt instrument face amount							424,615		424,615
Shares issued price per share					$ 0.40			$ 0.40
Shares issued during period, value								$ 4,217,946	4,419,787
Debt instrument converted shares						250,000
Number of shares issued for consulting fees					130,085
Number of shares issued for consulting fees, value					$ 52,033
Value of shares issued for services							35,000	52,034	95,533
Management fee							0
Potentially anti-dilutive, share
Stock Option [Member]
Compensation expense									$ 95,000
Number of options to purchase shares of common stock									250,000
LilyCon Investments, LLC [Member]
Shares issued price per share			$ 0.32
Number of shares issued for services			109,375
Value of shares issued for services			$ 35,000
Minimum [Member]
Shares issued during period, value		$ 5,650,000
Convertible Note [Member]
Debt instrument face amount							750,000		$ 750,000
Fair value of notes payable							598,000		598,000
Consultants [Member]
Shares issued price per share				$ 0.29
Number of shares issued for services				150,000
Value of shares issued for services				$ 43,500					43,500
CEO [Member] | Restricted Stock Award [Member]
Compensation expense							$ 600	$ 89,000	95,000
Securities Purchase Agreement [Member]
Debt instrument face amount									$ 750,000
Debt instrument converted shares									1,875,000
Debt conversion price per share									$ 0.40
Number of common stock shares sold									15
Fair value of notes payable									$ 598,000
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt instrument face amount		$ 50,000
Cancellation of debt	$ 100,000
Debt instrument converted shares	250,000	18,000,000
Debt conversion price per share	$ 0.40	$ 0.40
Debt instrument converted value	$ 100,000
Securities Purchase Agreement [Member] | Four Purchasers [Member]
Debt instrument face amount		$ 2,000,000
Proceeds from debt		1,800,000
Cancellation of debt		200,000
Securities Purchase Agreement [Member] | Four Purchasers [Member] | Convertible Note [Member]
Debt instrument face amount		$ 50,000
Shares issued price per share		$ 0.75
Securities Purchase Agreement [Member] | Additional Purchasers [Member]
Aggregate amount of capital raised											$ 7,000,000	$ 7,000,000	$ 7,000,000	$ 7,000,000
Employment Agreement [Member] | CEO [Member] | Stock Option [Member]
Number of options to purchase shares of common stock								250,000
Common Stock [Member]
Number of shares converted		17,263,889
Shares issued during period, value								$ 17,000	$ 17,700
Number of shares issued for services							109,375	130,085	280,085
Value of shares issued for services							$ 109	$ 130	$ 280
Potentially anti-dilutive, share							425,000
Warrants [Member]
Potentially anti-dilutive, share							45,319,643		44,806,076
Warrants [Member] | Securities Purchase Agreement [Member]
Debt conversion price per share		$ 0.40
Warrants [Member] | Securities Purchase Agreement [Member] | 90% of the Conversion Price [Member]
Debt conversion price per share		$ 0.36
Series C Preferred Stock [Member]
Number of additional exchange shares issued		17,264
Series B Preferred Stock [Member]
Number of shares converted									715,279
Number of common stock shares sold									9,250
Beneficial conversion feature		$ 33,000						$ 33,000
Preferred stock, par value									$ 0.001
Series B Preferred Stock [Member] | Accrued Dividends [Member]
Number of shares converted								2,650	2,650
Series B and Series Preferred Stock [Member]
Potentially anti-dilutive, share							38,308,600
RMS [Member]
Common stock, par value							$ 33,700		$ 33,700
Additional paid-in capital							$ 3,566,000		$ 3,566,000
Accumulated deficit							9,296,000		9,296,000
Non-controlling interest							$ 370,000		$ 370,000
RMS [Member] | Common Stock [Member]
Number of shares converted							33,661,000		33,661,000
RMS [Member] | Series C Preferred Stock [Member]
Number of shares issued for acquisition							33,661		33,661